MORTGAGE RECEIVABLE	Dec. 19, 2024
Awaysis Belize Limited [Member]
Restructuring Cost and Reserve [Line Items]
MORTGAGE RECEIVABLE

Note 6. Mortgage receivable

Chial has provided seller financing on the sale of its Villas and holds three (3) Mortgage Receivable Notes. These are recognized when control of the property is transferred to the buyer, which is generally at the handover of possession recorded when a sale has been closed, and the buyer has signed a note agreement. The title does not transfer until the mortgage receivable has been satisfied in full.

Note 6. Mortgage Receivable (continued)

Mortgage receivables represent seller financing provided to villa buyers, bearing interest at 6.5% per annum, maturing 10 years from origination, and secured by the property sold. Management evaluates collectability quarterly and establishes an allowance for credit losses under ASC 326. No allowance was recorded as of the Acquisition Date. Three notes were outstanding with maturities ranging from 8 to 9 years and weighted average interest rate of 6.5%.